Financial Assets and Liabilities - Summary of Changes in Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [abstract]
Beginning balance	R$ (125,584)	R$ (121,052)
Provision/reversal	5,177	(4,532)
Ending balance	R$ (120,407)	R$ (125,584)